Balance sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 212,159,198	$ 74,566,963	$ 0
Receivable from related party		0	4,861,285
Other receivables	1,251,241	244,393	0
Prepaid expenses and deferred financing costs	887,519	2,551,912	0
Total current assets	214,297,958	77,363,268	4,861,285
Property and equipment, net	14,194,325	12,674,372	0
Other assets	417,646	408,211	0
Total assets	228,909,929	90,445,851	4,861,285
Current liabilities:
Accounts payable	6,227,978	2,676,697	0
Accrued expenses and other	6,085,079	3,163,154	1,492,497
Current portion of deferred rent	723,968	0
Current portion of deferred revenue	5,578,558	10,014,377	0
Total current liabilities	18,615,583	15,854,228	1,492,497
Deferred rent	8,257,492	8,618,489	0
Long-term deferred revenue	10,337,348	10,767,414	0
Total liabilities	37,210,423	$ 35,240,131	$ 1,492,497
Commitments and contingencies
Stockholders' equity:
Preferred stock, value	0	$ 0	$ 0
Common units		0	50,646,585
Common stock	24,570	6,290	0
Additional paid-in capital	314,248,451	54,364,833	0
Accumulated deficit	(122,573,515)	(81,602,606)	(57,277,797)
Total stockholders' equity	191,699,506	55,205,720	3,368,788
Total liabilities and stockholders' equity	228,909,929	90,445,851	$ 4,861,285
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value	0	10,000,000
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock, value	$ 0	72,437,203	$ 0
Series A Convertible Preferred Units [Member]
Stockholders' equity:
Preferred units, value		$ 0	$ 10,000,000